Common Stock and Stock-Based Compensation - Narrative (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2020 USD ($) $ / shares shares	Oct. 02, 2020 USD ($) shares	Nov. 22, 2019 USD ($)	Oct. 31, 2017 USD ($) Stock $ / shares shares	Dec. 25, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) shares	Dec. 25, 2020 USD ($) $ / shares shares	Dec. 27, 2019 USD ($) $ / shares shares	Mar. 27, 2020 USD ($) $ / shares shares	Mar. 29, 2019 USD ($) $ / shares shares	Sep. 25, 2020 shares	Sep. 27, 2019 shares	Mar. 29, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of classes of stock | Stock				2
Common stock, shares authorized (in shares)					1,000,000,000		1,000,000,000		1,000,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.01		$ 0.01		$ 0.01
Number of awards subject to restriction					377,767		125,922
Stock repurchased during period, aggregate purchase price | $			$ 40,000
Common stock, shares outstanding (in shares)					189,431,726		189,431,726		0
Conversion of stock shares issued							164,431,726
Stock-based compensation | $					$ 45,876	$ 303	$ 46,901	$ 1,051	$ 1,435	$ 1,441
Director | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued	54,644
LTIP | RSU Conversion Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $	$ 607						607
TRIP | RSU Conversion Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $	$ 421						$ 421
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares (in shares)					25,000,000		25,000,000
Common stock, shares outstanding (in shares)					189,431,726		189,431,726
Shares Of Unvested Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock shares issued							459,749
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)							1,426,944
Stock-based compensation expense, not yet recorded | $							$ 17,496
Weighted-average period							1 year 8 months 26 days		0 years
Grant date fair value (in dollars per share) | $ / shares							$ 14.04
Weighted-average grant-date fair value | $ / shares					$ 14.04		$ 14.04
Shares vested							376
RSU | RSU Conversion Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (in dollars per share) | $ / shares	$ 14.00						$ 14
RSU | LTIP | RSU Conversion Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)	602,490						602,490
RSU | TRIP | RSU Conversion Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)	348,911						348,911
Target Performance Shares | Board of Directors Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement, Terms of award							Depending on the results achieved during the three-year performance period, the actual number of shares that a grant recipient may receive at the end of the period ranges from-% to 200% of the Target Shares granted.
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)							650,302
Grant date fair value (in dollars per share) | $ / shares							$ 15.05
Aggregate intrinsic value | $					$ 16,121		$ 16,121
Total compensation cost of non-vested awards | $					$ 9,320		$ 9,320
Weighted-average remaining contractual life							2 years 10 months 24 days
Number of shares vested					0		0
PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vestinh rights percentage							100.00%
PSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vestinh rights percentage							200.00%
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction (in shares)	28,750,000
Net proceeds | $	$ 321,425
Estimated offering costs | $	$ 8,450
Common stock, shares outstanding, weighted average price per share (in dollars per share) | $ / shares	$ 14.00
Underwriting discounts | $	$ 20,125
Shares issued upon conversion, including shares withheld for tax withholding obligation (in shares)	166,500,000
IPO - Selling Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction (in shares)	3,750,000
Allegro Micro Systems Inc | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued in transaction (in shares)	25,000,000
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)				12,500,000	0		0		12,500,000	12,500,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Issuance of common shares (in shares)				6,720,000
Number of shares issued in transaction (in shares)				2,880,000
Net proceeds | $				$ 291
Estimated offering costs | $				$ 9,260
Priority dividend, percentage				8.00%
Grants in period (in shares)				400,000
Vesting period	60 months								60 months
Shares returned for tax payments made on behalf of holders of common stock (in shares)	2,066,508
Common stock, shares outstanding (in shares)					0	10,000,000	0	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Conversion of stock shares issued							156,155,403
Stock-based compensation | $	$ 40,440
Weighted-average grant-date fair value | $ / shares									$ 101.10
Common Class A | If Initial Public Offering or Change in Control Occurs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting cost | $	$ 40,440								$ 40,440
Accelerated vesting, number (in shares)	400,000								400,000
Accelerated vesting, share price (in dollars per share) | $ / shares	$ 101.10								$ 101.10
Common Class A | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion rate	15.822
Shares returned for tax payments made on behalf of holders of common stock (in shares)	2,066,508
Common Class A | One Equity Partners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontrolling interest ownership percentage				28.80%
Common Class L
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)				1,000,000	0		0		1,000,000	1,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Issuance of common shares (in shares)									14,850	10,220
Grants in period (in shares)				597,400					30,300
Vesting period				4 years
Accelerated vesting, percentage	25.00%
Stock-based compensation expense, not yet recorded | $									$ 2,970
Weighted-average period									1 year 7 months 13 days
Number of awards subject to restriction									26,220
Stock repurchased during period (in shares)		1,997
Stock repurchased during period, aggregate purchase price | $		$ 408
Outstanding loan amounts extinguished | $		$ 753
Common stock, shares outstanding (in shares)					0	607,620	0	607,620	622,470	607,620	638,298	607,620	597,400
Conversion of stock shares issued							8,276,323
Stock-based compensation | $	$ 1,610				$ 144		$ 1,169
Common Class L | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares (in shares)							17,203	30,300
Common stock, shares outstanding, weighted average price per share (in dollars per share) | $ / shares					$ 11.99		$ 11.99
Shares issued during period, weighted average price per share (in dollars per share) | $ / shares							$ 33.83	$ 26.93
Common stock, shares outstanding (in shares)					638,298		638,298
Common Class L | Shares Of Unvested Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares outstanding, weighted average price per share (in dollars per share) | $ / shares					$ 14.00		$ 14.00
Conversion of stock shares issued							459,749
Common Class L | Shares Of Unvested Restricted Common Stock [Member] | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock shares issued							7,816,574
Common Class L | Unvested Restricted Stock | Shares Of Unvested Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of stock shares issued							459,749
Common Class L | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $					$ 2,131		$ 2,131
Common Class L | PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $					467		467
Common Class L | Restricted Common Stock Units RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation | $					$ 73		$ 73
Common Class L | Share BasedP ayment Arrangement If Initial Public Offering Occurs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percentage				25.00%
Accelerated vesting, minimum percentage of awards unvested				25.00%
Common Class L | Share Based Payment Arrangement If A Change In Control Occurs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated vesting, percentage				100.00%
Common Class L | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion rate	13.010
Shares returned for tax payments made on behalf of holders of common stock (in shares)	1,766